Trade and other receivables, net - Additional information (Details) - USD ($)		12 Months Ended
	Sep. 05, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables, net
Revenue from contracts with customers	$ 21,023,000	$ 961,370,000	$ 673,597,000	$ 860,825,000